Financial risk management - Schedule of value at risk by type of asset (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Values At Risk	S/ 14,138	S/ (31,682)
Decrease Through Diversification Effect	(1,508)	(4,645)
Currency risk [member]
Disclosure of financial assets [line items]
Values At Risk	10,655	682
Interest rate risk [member]
Disclosure of financial assets [line items]
Values At Risk	1,126	13,138
Other price risk [member]
Disclosure of financial assets [line items]
Values At Risk	3,865	(40,857)
Equity investments [member]
Disclosure of financial assets [line items]
Values At Risk	13,225	(41,075)
Debt securities [member]
Disclosure of financial assets [line items]
Values At Risk	1,405	4,955
Derivatives [member]
Disclosure of financial assets [line items]
Values At Risk	3,942	30,291
Diversification Effect [Member]
Disclosure of financial assets [line items]
Decrease Through Diversification Effect	S/ (4,434)	S/ (25,853)